Note 19 - Derivatives - Derivatives Not Designated as Hedging Instruments and Ineffectiveness of Hedging Instruments (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Non-hedging interest rate swaps	$ (189)	$ (2,074)
Forward contracts	(823)	8
Total	$ (1,012)	$ (2,066)